Contractholder Funds - Guaranteed Minimum Interest Rate (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Excess of crediting rates over GMIR
Total policyholder account value	$ 25,927.7	$ 25,684.4	$ 26,712.3
Retirement and Income Solutions
Excess of crediting rates over GMIR
Total policyholder account value	19,031.5	18,774.0	19,764.4
Workplace savings and retirement solutions | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	11,283.5	10,733.0	10,058.7
Policyholder account value without GMIR	2,010.4	1,988.5	2,096.0
Total policyholder account value	13,293.9	12,721.5	12,154.7	$ 10,996.2
Workplace savings and retirement solutions | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,464.7	1,423.9	1,890.3
Workplace savings and retirement solutions | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	5,381.8	7,166.5	8,126.5
Workplace savings and retirement solutions | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4,413.3	2,118.3	15.3
Workplace savings and retirement solutions | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7.5	7.4	7.8
Workplace savings and retirement solutions | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	16.2	16.9	18.8
Workplace savings and retirement solutions | At GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4,650.2	5,516.4	45.6
Workplace savings and retirement solutions | At GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR			3.9
Workplace savings and retirement solutions | At GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4,309.3	5,135.0
Workplace savings and retirement solutions | At GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	317.2	357.1	15.1
Workplace savings and retirement solutions | At GMIR | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7.5	7.4	7.8
Workplace savings and retirement solutions | At GMIR | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	16.2	16.9	18.8
Workplace savings and retirement solutions | Up to 0.50% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	0.1	7.2	574.8
Workplace savings and retirement solutions | Up to 0.50% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR		3.3	24.8
Workplace savings and retirement solutions | Up to 0.50% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR		3.8	549.9
Workplace savings and retirement solutions | Up to 0.50% above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	0.1	0.1	0.1
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,074.2	1,255.7	7,279.1
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR		101.8	1,188.9
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,072.5	1,153.1	6,090.2
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1.7	0.8
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,406.7	1,065.1	1,784.9
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,090.1	1,006.0	307.8
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR			1,477.0
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	316.6	59.1	0.1
Workplace savings and retirement solutions | 2.01% or more above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4,152.3	2,888.6	374.3
Workplace savings and retirement solutions | 2.01% or more above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	374.6	312.8	364.9
Workplace savings and retirement solutions | 2.01% or more above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR		874.6	$ 9.4
Workplace savings and retirement solutions | 2.01% or more above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 3,777.7	$ 1,701.2
Workplace savings and retirement solutions | Minimum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%	1.01%
Workplace savings and retirement solutions | Minimum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%	2.01%
Workplace savings and retirement solutions | Minimum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%	3.01%
Workplace savings and retirement solutions | Minimum | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%	4.01%
Workplace savings and retirement solutions | Maximum | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%	1.00%
Workplace savings and retirement solutions | Maximum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%	2.00%
Workplace savings and retirement solutions | Maximum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%	3.00%
Workplace savings and retirement solutions | Maximum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%	4.00%
Individual variable annuities | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 276.9	$ 300.7	$ 368.4
Policyholder account value without GMIR	561.1	213.5	13.0
Total policyholder account value	838.0	514.2	381.4	380.9
Individual variable annuities | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	20.9	22.6	33.0
Individual variable annuities | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4.6	4.6	3.6
Individual variable annuities | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	251.4	273.5	331.8
Individual variable annuities | At GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	276.9	300.7	368.4
Individual variable annuities | At GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	20.9	22.6	33.0
Individual variable annuities | At GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4.6	4.6	3.6
Individual variable annuities | At GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 251.4	$ 273.5	$ 331.8
Individual variable annuities | Minimum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%	1.01%
Individual variable annuities | Minimum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%	2.01%
Individual variable annuities | Minimum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%	3.01%
Individual variable annuities | Minimum | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%	4.01%
Individual variable annuities | Maximum | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%	1.00%
Individual variable annuities | Maximum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%	2.00%
Individual variable annuities | Maximum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%	3.00%
Individual variable annuities | Maximum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%	4.00%
Individual fixed deferred annuities | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 4,694.3	$ 5,300.1	$ 6,915.5
Policyholder account value without GMIR	205.3	238.2	312.8
Total policyholder account value	4,899.6	5,538.3	7,228.3	9,646.3
Individual fixed deferred annuities | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,748.1	1,991.6	2,696.5
Individual fixed deferred annuities | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	174.2	253.9	432.2
Individual fixed deferred annuities | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,620.2	2,897.7	3,617.1
Individual fixed deferred annuities | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	151.8	156.9	169.7
Individual fixed deferred annuities | At GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3,115.5	3,460.9	4,353.0
Individual fixed deferred annuities | At GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	255.1	305.5	426.4
Individual fixed deferred annuities | At GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	88.4	100.8	139.8
Individual fixed deferred annuities | At GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,620.2	2,897.7	3,617.1
Individual fixed deferred annuities | At GMIR | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	151.8	156.9	169.7
Individual fixed deferred annuities | Up to 0.50% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	62.8	116.3	163.1
Individual fixed deferred annuities | Up to 0.50% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	61.9	115.4	161.7
Individual fixed deferred annuities | Up to 0.50% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	0.9	0.9	1.4
Individual fixed deferred annuities | 0.51% to 1.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	104.1	148.1	276.1
Individual fixed deferred annuities | 0.51% to 1.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	84.8	121.8	236.2
Individual fixed deferred annuities | 0.51% to 1.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	19.3	26.3	39.9
Individual fixed deferred annuities | 1.01% to 2.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	348.1	572.9	1,129.7
Individual fixed deferred annuities | 1.01% to 2.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	286.6	449.4	879.2
Individual fixed deferred annuities | 1.01% to 2.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	61.5	123.5	250.5
Individual fixed deferred annuities | 2.01% or more above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,063.8	1,001.9	993.6
Individual fixed deferred annuities | 2.01% or more above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,059.7	999.5	993.0
Individual fixed deferred annuities | 2.01% or more above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 4.1	$ 2.4	$ 0.6
Individual fixed deferred annuities | Minimum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%	1.01%
Individual fixed deferred annuities | Minimum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%	2.01%
Individual fixed deferred annuities | Minimum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%	3.01%
Individual fixed deferred annuities | Minimum | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%	4.01%
Individual fixed deferred annuities | Maximum | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%	1.00%
Individual fixed deferred annuities | Maximum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%	2.00%
Individual fixed deferred annuities | Maximum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%	3.00%
Individual fixed deferred annuities | Maximum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%	4.00%
Universal life | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 5,992.7	$ 6,067.7	$ 6,214.1
Policyholder account value without GMIR	903.5	842.7	733.8
Total policyholder account value	6,896.2	6,910.4	6,947.9	$ 6,962.5
Universal life | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	19.6	19.5	19.2
Universal life | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,632.8	1,613.2	1,573.2
Universal life | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,507.1	2,596.8	2,780.9
Universal life | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,780.0	1,784.0	1,785.1
Universal life | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	53.2	54.2	55.7
Universal life | At GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,604.3	2,721.3	2,921.1
Universal life | At GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	283.0	294.1	315.7
Universal life | At GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	688.1	729.7	865.9
Universal life | At GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,601.2	1,657.0	1,698.9
Universal life | At GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	32.0	40.5	40.6
Universal life | Up to 0.50% above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	717.2	730.9	1,005.5
Universal life | Up to 0.50% above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR			8.4
Universal life | Up to 0.50% above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	653.9	677.2	951.2
Universal life | Up to 0.50% above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	60.1	49.8	35.8
Universal life | Up to 0.50% above GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3.2	3.9	10.1
Universal life | 0.51% to 1.00% above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,266.5	1,316.4	1,345.9
Universal life | 0.51% to 1.00% above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	5.8	16.1	10.1
Universal life | 0.51% to 1.00% above GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	419.9	418.1	407.0
Universal life | 0.51% to 1.00% above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	796.7	836.3	903.5
Universal life | 0.51% to 1.00% above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	37.1	37.6	21.9
Universal life | 0.51% to 1.00% above GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7.0	8.3	3.4
Universal life | 1.01% to 2.00% above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	959.4	875.1	782.3
Universal life | 1.01% to 2.00% above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	10.8	1.0
Universal life | 1.01% to 2.00% above GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	499.6	485.6	695.5
Universal life | 1.01% to 2.00% above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	363.1	350.6	59.9
Universal life | 1.01% to 2.00% above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	74.9	36.4	25.3
Universal life | 1.01% to 2.00% above GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	11.0	1.5	1.6
Universal life | 2.01% or more above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	445.3	424.0	159.3
Universal life | 2.01% or more above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3.0	2.4	0.7
Universal life | 2.01% or more above GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	430.3	415.4	155.0
Universal life | 2.01% or more above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	5.3	3.0	0.4
Universal life | 2.01% or more above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 6.7	$ 3.2	$ 3.2
Universal life | Minimum | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%	1.01%
Universal life | Minimum | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%	2.01%
Universal life | Minimum | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%	3.01%
Universal life | Minimum | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%	4.01%
Universal life | Maximum | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%	1.00%
Universal life | Maximum | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%	2.00%
Universal life | Maximum | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%	3.00%
Universal life | Maximum | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%	4.00%